UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Aviator Fund Management, L.P.
Address:  	55 Railroad AVenue, Greenwich, CT  06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:	Tony Tran
Title:	Controller
Phone:	203-862-5705
Signature, Place and Date of Signing:

      Februrary 14, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    52097

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D APPLE COMPUTER INC COM         OPTIONS - PUTS   037833EMB     7189   100000 SH  PUT  SOLE                 100000        0        0
D CUMMINS INC COM                OPTIONS - PUTS   2310212MM      924    10300 SH  PUT  SOLE                  10300        0        0
D CUMMINS INC COM                OPTIONS - PUTS   2310212MO      242     2700 SH  PUT  SOLE                   2700        0        0
D ENGINEERED SUPPORT SYS INC COM COMMON STOCK     292866100     2082    50000 SH       SOLE                  50000        0        0
D ENGINEERED SUPPORT SYS INC COM OPTIONS - PUTS   99O90QY37     2082    50000 SH  PUT  SOLE                  50000        0        0
D FREEPORT-MCMORAN COPPER & GOLD OPTIONS - PUTS   35671D0MC     2367    44000 SH  PUT  SOLE                  44000        0        0
D GUIDANT CORP COM               COMMON STOCK     401698105     4209    65000 SH       SOLE                  65000        0        0
D GUIDANT CORP COM               OPTIONS - PUTS   4016980ML     4209    65000 SH  PUT  SOLE                  65000        0        0
D MELLON FINANCIAL CORP          OPTIONS - PUTS   58551A0MX     1233    36000 SH  PUT  SOLE                  36000        0        0
D NASDAQ-100 SHARES COM US ETFS  OPTIONS - PUTS   631100CMB     4041   100000 SH  PUT  SOLE                 100000        0        0
D NASDAQ-100 SHARES COM US ETFS  OPTIONS - PUTS   631100FMG     8082   200000 SH  PUT  SOLE                 200000        0        0
D NOKIA CORP ADR SHRS EACH       OPTIONS - CALLS  6549023AD    10065   550000 SH  CALL SOLE                 550000        0        0
D ORACLE CORPORATION U SD.01 COM OPTIONS - CALLS  68389X0AD     1832   150000 SH  CALL SOLE                 150000        0        0
D QWEST COMMUN INTL COM          OPTIONS - CALLS  7491211AA      113    20000 SH  CALL SOLE                  20000        0        0
D SEI CORP COM                   COMMON STOCK     784117103     1776    48000 SH       SOLE                  48000        0        0
D SK TELECOM CO LTD AD R (SPONSO ADRS STOCKS      78440P108      465    22900 SH       SOLE                  22900        0        0
D STEEL DYNAMICS INC COM         OPTIONS - PUTS   8581190ME      437    12300 SH  PUT  SOLE                  12300        0        0
D STEEL DYNAMICS INC COM         OPTIONS - PUTS   8581192MF      749    21100 SH  PUT  SOLE                  21100        0        0
S REPORT SUMMARY                 18 DATA RECORDS               52097        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED